Investments in joint ventures	12 Months Ended
Dec. 31, 2018
Investments in joint ventures
Investments in joint ventures

20.        Investments in joint ventures

Details of the Group’s joint ventures, which are all unlisted companies invested indirectly through China IC Capital (Ningbo) Co., Ltd, at the end of the reporting period are as follows:

		Class	Proportion of ownership interest
	Place of establishment	of share	and voting power held
Name of company	and operation	held	by the Group
			12/31/18	12/31/17	12/31/16
Shanghai Xinxin Investment Centre (Limited Partnership) (“Shanghai Xinxin”)	Shanghai, PRC	Limited partner interest	49.0%	49.0%	49.0%
Shanghai Chengxin Investment Center (Limited Partnership) (“Shanghai Chengxin”)	Shanghai, PRC	Limited partner interest	31.5%	31.5%	42.0%

Summarized financial information in respect of the Group’s material joint venture is set out below.

Shanghai Xinxin

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Current assets	3,956	1,453	10,679
Non-current assets	16,462	53,782	13,283
Current liabilities	(268)	(6)	(7)
Net assets	20,150	55,229	23,955

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Total revenue	—	—	—
Profit (loss) for the year	4,827	(390)	4,540
Other comprehensive income for the year	—	30,441	—
Total comprehensive income for the year	4,827	30,051	4,540
Dividends received from the joint venture during the year	13,324	—	2,027

Reconciliation of the above summarized financial information to the carrying amount of the interest in the joint venture recognized in the consolidated financial statements:

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Net assets of the joint venture	20,150	55,229	23,955
Proportion of the Group’s ownership interest in Shanghai Xinxin	49.0%	49.0%	49.0%
	9,874	27,062	11,740
Distribution to general partner	3,179	—	—
Carrying amount of the Group’s interest in Shanghai Xinxin	13,053	27,062	11,740